Earnings per share	12 Months Ended
Mar. 31, 2018
Earnings per share
Earnings per share

11. Earnings per share:

Basic and diluted earnings per share (“EPS”) are presented on the face of the consolidated statements of income. Basic EPS is calculated by dividing net income attributable to NHI shareholders by the weighted average number of the Company’s common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of the Company’s common shares is adjusted to reflect all dilutive instruments where the Company’s common shares are potentially deliverable during the year. In addition, net income attributable to NHI shareholders is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by subsidiaries and affiliates.

The following table presents a reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) for the years ended March 31, 2016, 2017 and 2018.

	Millions of yen except per share data presented in yen
	Year ended March 31
	2016	2017	2018
Basic—
Net income attributable to NHI shareholders	¥131,550	¥239,617	¥219,343

Weighted average number of shares outstanding	3,600,701,499	3,560,775,652	3,474,593,441

Net income attributable to NHI shareholders per share	¥36.53	¥67.29	¥63.13

Diluted—
Net income attributable to NHI shareholders	¥131,426	¥239,475	¥219,266

Weighted average number of shares outstanding	3,700,388,050	3,647,729,909	3,543,602,532

Net income attributable to NHI shareholders per share	¥35.52	¥65.65	¥61.88

Net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the years ended March 31, 2016, 2017 and 2018 arising from options to purchase common shares issued by subsidiaries and affiliates. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of the Company’s common shares arising from stock-based compensation plans by the Company, which would have minimal impact on EPS for the years ended March 31, 2016, 2017 and 2018.

Antidilutive stock options to purchase 10,029,500, 7,927,900 and 13,035,600 of the Company’s common shares were not included in the computation of diluted EPS for the years ended March 31, 2016, 2017 and 2018, respectively.

Subsequent Events

On April 26, 2018, the Company adopted a resolution to set up a share buyback program. See Note 17 “Shareholders’ equity” for further information.

On April 26, 2018, the Company adopted a resolution to issue Restricted Stock Units (“RSUs”) in lieu of existing compensation programs such as the issuance of SARs. See Note 13 “Deferred compensation awards” for further information.